Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
47.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2023 and 2024 are as follows:

	2023		2024
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	12,503,445	15,315,381
Contingent guarantees		4,337,751	5,068,782
ABS and ABCP purchase agreements		1,533,047	2,123,665

		18,374,243	22,507,828

Commitments to extend credit:
Loan commitments in won		88,913,555	93,064,772
Loan commitments in foreign currency		26,970,371	28,613,692
Unused credit commitments		90,832,893	90,700,766
Other agreements		5,362,051	6,601,564

		212,078,870	218,980,794

Endorsed bills:
Secured endorsed bills		44	1,367
Unsecured endorsed bills		10,519,665	11,937,894

		10,519,709	11,939,261

	~~W~~	240,972,822	253,427,883

(b)	Pending litigations
The Group’s pending lawsuits as a defendant as of December 31, 2024 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The plaintiff claims that the group of lenders, including Shinhan Bank, unfairly sold two oil drilling vessels, which were core assets of the borrower, causing losses to other bankrupt creditors.	The first trial is ongoing as of December 31, 2024

Loss claim	2		73,830	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Investment Corp., alleging their involvement in the illegal activities of Lime Asset Management.	The first trial is ongoing as of December 31, 2024. (an appeal is planned following the first trial announced on February 14, 2025)

Case	Number of claim	Claim amount		Description	Status
Loss claim	2	~~W~~	36,937	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Investment Corp., alleging their involvement in the illegal activities of Lime Asset Management.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Eojin-dong, Sejong-si,)	1		65,770	A case in which 13 plaintiffs, including OO Securities and others, claim the loan principal and interest, convertible bond principal and interest, and delayed damages due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Wonchang-dong, Incheon-si)	1		57,500	A case in which 4 plaintiffs, including OO Capital and others, claim the loan principal and interest, and delayed damages due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Sanho-dong, Changwon-si)	1		52,360	A case in which 8 plaintiffs, including OO Securities and others, claim the loan principal and interest, due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Loss claim regarding responsibility for construction completion in a management-type land trust (Naegang-ri, Anseong-si)	1		47,400	A case in which 23 plaintiffs, including mutual finance companies, claim the loan principal and interest, due to the failure to fulfill the responsibilities for completing the construction by Shinhan Asset Trust.	The first trial is ongoing as of December 31, 2024

Case	Number of claim	Claim amount		Description	Status
Loss claims regarding responsibility for construction completion in a management-type land trust (others)	6	~~W~~	45,605	Claims for losses due to the failure to fulfill construction completion responsibilities in a management-type land trust.	The first trial is ongoing as of December 31, 2024

Others	1,091		778,132	Includes various cases, such as compensation for loss claim.

	1,106	~~W~~	1,190,630

As of the December 31, 2024, the Group has recorded

~~W~~
114,750 million and

~~W~~
5,450 million, respectively, as provisions and incurred claims element of insuranc
e
 contract liabilities for litigations, etc., which are for the lawsuits ruled against in the first trial. The outcome of the remaining litigations other than those accounted for provisions, etc. are not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)
As a Prime Brokerage Service operator, the Group entered into a total return swap agreement (“TRS”, derivatives that exchange profits and losses from underlying assets such as stocks, bonds and funds) with a fund operated by Lime Asset Management (“Lime Fund”). Through TRS with the Group, the Lime Fund invested approximately $200 million in IIG Global Trade Finance Fund, IIG Trade Finance Fund, and IIG Trade Finance

Fund-FX

Hedge (“IIG Fund”) from May 2017 to September 2017. The Group invested the IIG Fund in LAM Enhanced Finance III L.P (“LAM III Fund”) in kind and acquired the LAM III Fund’s beneficiary certificates in accordance with the management instructions of Lime Asset Management in 2019. The recoverable value of the LAM III Fund beneficiary certificates is affected by the recoverable value of the IIG Fund invested in kind. Meanwhile, IIG Fund received cancelation of registration and asset freeze from the US Securities and Exchange Commission in November 2019.

The Financial Supervisory Service (FSS) announced in its interim inspection of Lime Fund in February 2020 that the Group is charged with being involved in concealment of losses and fraud of Lime Fund while operating TRSs with Lime Fund, and a related prosecution investigation has been under way since then. Institutional sanctions (banned from the sale of new private equity funds and etc. for six months) against the Group was finalized by the Financial Services Commission on November 12, 2021.
In addition, the prosecution arrested and indicted the former director of Prime Brokerage Services for fraud charges and violation of the Capital Market and Financial Investment Services Act. Finally, the former director of Prime Brokerage Services was found guilty.
The prosecution indicted the Group and the former director of Prime Brokerage Services on January 22, 2021 for violating ‘Financial Investment Services and Capital Markets Act’, and the Group was sentenced to a fine of

~~W~~
50 million for neglection its duty of supervision. Meanwhile, the Group is still involved in civil litigation with Woori Bank, Mirae Asset Securities, Hana Bank, and Shin Young Securities regarding the criminal ruling mentioned above. On February 14, 2025, the consolidated entity partially lost in the first trial with Woori Bank and Mirae Asset Securities. Considering the first trial verdict, the Group has recognized a litigation provision of approximately
~~W~~
101.4 billion as of the end of the current period.
Considering the board resolutions and the results of the Financial Supervisory Service’s dispute settlement committee, the Group has been completed or will be carried out the compensation and liquidity supply for some of the Lime Fund sales in the future.

(d)
The Group has sold Gen2 related trust instruments from May 2014 to November 2019. As of December 31, 2023, approximately
~~W~~
420 billion, the entire outstanding balance, is suspended from redemption and delayed in repayment. In accordance with a resolution of the Board of Directors on September 28, 2021, the Group has decided to pay 40% of the investment principal to the customers who have agreed to the suspension of redemption and settle the amount upon investment recovery. On August 29, 2023, the Board of Directors decided to proceed with privatization using the post-settlement method. In addition, on December 8, 2023, the Board of Directors decided to privatize
NH-UK
Peterborough Power Plant Trust and others through a post-settlement method.

(e)
The Group is responsible for the completion of construction if the contractor fails to fulfill its obligations. In the event that the Group fails to meet its responsibilities, it is currently engaged in a responsible-for-completion land trust project to compensate for damages incurred by the financial institutions. The status of land trust project with completion guarantee progress as of the period ended December 31, 2024, is as follows:

		Loan commitments with financial institution (*1)
Description	Number of constructions	Temporary loan		Limit loan	Outstanding balance with financial institution
Construction site in progress without failure to meet completion	21	~~W~~	851,901	744,389	1,309,186
Construction site in progress with contractor’s failure to meet completion	7		233,500	196,899	390,839
Construction site in progress with contractor’s failure to meet completion by the Group (*2)	9		157,270	196,299	352,458

	37	~~W~~	1,242,671	1,137,587	2,052,483

(*1)	The outstanding loan commitment balance including lump-sum payments, limit deductions, and repayments.
(*2)	Land trust projects with completion guarantees that are subject to ongoing litigation have been included.

(f)
As of the end of the current period, the Group may provide trust account loans for a portion of the total project cost in relation to 52 borrowed-land trust contracts, including the Magok D13 Knowledge Industry Center in Gangseo-gu, Seoul. The maximum additional loan amount (unused limit) is
~~W~~
383,071 million. The decision on whether the Group will provide trust account loans for the relevant projects is not an unconditional obligation but is determined after comprehensively considering various factors, including proprietary accounts and the cash flow plans of each trust project.